Net Loss Per Share Attributible to Ordinary Sharholders (Details) - Schedule of sets forth the computation of basic and diluted net loss per share attributable - USD ($)
$ / shares in Units, $ in Thousands
12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Net loss		$ (58,092)	$ (15,625)	$ (25,607)
Denominator:
Weighted-average shares used in computing loss per share attributable to ordinary shareholders, basic and diluted	[1]	22,027,292	9,205,169	8,910,561
Loss per share attributable to ordinary shareholders, basic and diluted		$ (2.64)	$ (1.7)	$ (2.87)

[1]	Prior period share and per share information has been retroactively adjusted to reflect the 1:46.25783 stock split and the changes in par value from NIS 0.01 to NIS 0.000216 effected on October 7, 2021. See also Note 12, Share Capital, for details.